Financial Instruments - Summary of Exposure To Credit Risk For Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	¥ 6,080	¥ 58,704
Not Past Due [Member]
Disclosure of credit risk exposure [line items]
Financial assets	70,127	58,650
Within 30 days [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1	53
Over 30 days within 60 days [Member]
Disclosure of credit risk exposure [line items]
Financial assets		1
Over 60 days within 90 days
Disclosure of credit risk exposure [line items]
Financial assets	3
Trade Receivables And Contract Assets [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	67,808	57,851
Trade Receivables And Contract Assets [Member] | Lifetime expected credit losses [member] | Not Past Due [Member]
Disclosure of credit risk exposure [line items]
Financial assets	67,805	57,848
Trade Receivables And Contract Assets [Member] | Lifetime expected credit losses [member] | Within 30 days [Member]
Disclosure of credit risk exposure [line items]
Financial assets		2
Trade Receivables And Contract Assets [Member] | Lifetime expected credit losses [member] | Over 30 days within 60 days [Member]
Disclosure of credit risk exposure [line items]
Financial assets		1
Trade Receivables And Contract Assets [Member] | Lifetime expected credit losses [member] | Over 60 days within 90 days
Disclosure of credit risk exposure [line items]
Financial assets	3
Other Receivables [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,323	853
Other Receivables [Member] | 12-month expected credit losses [member] | Not Past Due [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,322	802
Other Receivables [Member] | 12-month expected credit losses [member] | Within 30 days [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1	¥ 51
Other Receivables [Member] | 12-month expected credit losses [member] | Over 60 days within 90 days
Disclosure of credit risk exposure [line items]
Financial assets	¥ 0